OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2014	2015
	RMB	RMB
Payables for project assets	745,106,497	1,238,489,738
Payables for purchase of property, plant and equipment	163,015,047	323,124,629
Freight payables	112,111,724	142,678,891
Value-added tax and other tax payables	77,827,147	89,567,061
Accrued warranty cost	64,199,521	88,911,062
Accrued utilities, rentals and interest	39,474,340	87,683,202
Government grants related to assets	67,840,000	39,359,068
Contracted labor fee	39,329,924	37,451,104
Countervailing and anti-dumping duty	12,914,931	30,052,841
Accrued professional service fees	11,325,928	17,507,860
Commission payables	11,466,566	17,106,323
Payable for litigation claim (note 29 (c))	-	15,331,850
Deposits	5,824,000	15,629,000
Insurance premium payables	5,946,378	2,557,415
Borrowing from third parties	5,548,568	2,447,349
Public offering issuance cost	2,481,149	2,328,174
Others	27,731,957	78,344,582
Total	1,392,143,677	2,228,570,149